Right of Use Assets - Lease (Tables)	6 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset
For the six months ended June 30, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	442,684	-	442,684
Amortization in the period	-	(32,750)	(32,750)
Balance at June 30, 2020	$476,856	$(36,528)	$440,328